Revenues and Other Income (Details) - Schedule of concentration analysis of the revenue	9 Months Ended		12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Jun. 30, 2022	Jun. 30, 2021
Revenues and Other Income (Details) - Schedule of concentration analysis of the revenue [Line Items]
Percentage of concentration analysis of the revenue	100.00%	100.00%	100.00%	100.00%
Customer A [Member]
Revenues and Other Income (Details) - Schedule of concentration analysis of the revenue [Line Items]
Percentage of concentration analysis of the revenue	20.00%	14.00%	11.00%	16.00%
Customer B [Member]
Revenues and Other Income (Details) - Schedule of concentration analysis of the revenue [Line Items]
Percentage of concentration analysis of the revenue	18.00%	11.00%	13.00%	16.00%
Customer C [Member]
Revenues and Other Income (Details) - Schedule of concentration analysis of the revenue [Line Items]
Percentage of concentration analysis of the revenue	11.00%	13.00%	13.00%	13.00%
Customer D [Member]
Revenues and Other Income (Details) - Schedule of concentration analysis of the revenue [Line Items]
Percentage of concentration analysis of the revenue	11.00%	14.00%	5.00%	10.00%
Customer E [Member]
Revenues and Other Income (Details) - Schedule of concentration analysis of the revenue [Line Items]
Percentage of concentration analysis of the revenue	10.00%	1.00%	8.00%	10.00%
Customer F [Member]
Revenues and Other Income (Details) - Schedule of concentration analysis of the revenue [Line Items]
Percentage of concentration analysis of the revenue	8.00%	9.00%	11.00%	9.00%
Customer G [Member]
Revenues and Other Income (Details) - Schedule of concentration analysis of the revenue [Line Items]
Percentage of concentration analysis of the revenue			8.00%	4.00%
Others [Member]
Revenues and Other Income (Details) - Schedule of concentration analysis of the revenue [Line Items]
Percentage of concentration analysis of the revenue	22.00%	38.00%	31.00%	22.00%